Share capital - Summary of Outstanding Common Shares (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares
NUMBER OF SHARES
Shares issued under employee stock option plan (in shares) | shares	506,828	4,459,559
Shares issued under employee stock option plan	$ 26	$ 240
Shares issued under ESP		75
Common shares
NUMBER OF SHARES
Stated capital beginning of period	20,363
Stated capital end of period	$ 20,390	$ 20,363
Issued capital | Common shares
NUMBER OF SHARES
Number of shares beginning of period (in shares) | shares	903,908,182	898,200,415
Stated capital beginning of period	$ 20,363	$ 20,036
Shares issued under employee stock option plan (in shares) | shares	506,828	4,459,559
Shares issued under employee stock option plan	$ 27	$ 251
Shares issued under ESP (in shares) | shares	0	1,231,479
Shares issued under ESP	$ 0	$ 75
Number Of Shares Issued Through Deferred Share Plan | shares	0	16,729
Increase (Decrease) Through Issuance Of Shares Under Deferred Shares Plan, Equity	$ 0	$ 1
Number of shares end of period (in shares) | shares		903,908,182
Stated capital end of period	$ 20,390	$ 20,363